Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investment, Net [Abstract]
Schedule of Carrying Value of Equity Investments

The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Initial cost basis	$2,478,000	$2,478,000
Cumulative impairment	(2,478,000)	(1,121,382)
Total carrying value	$-	$1,356,618